UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Municipal High Yield ETF
FTMH | NYSE Arca, Inc.
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Franklin Municipal High Yield ETF (previously known as Putnam Tax-Free High Yield Fund) for the period  August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Municipal High Yield ETF	$64	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$543,227,642
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	441
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Municipal High Yield ETF	PAGE 1	48365-STSR-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Municipal High Yield ETF
(Formerly known as Putnam Tax-Free High Yield Fund)
Financial Statements and Other Important Information
Semi-Annual  | January 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 90.6%
Alabama — 0.2%
Baldwin County, AL, IDA Revenue, Solid Waste Disposal Bonds, Novelis Corp., Project, Series A	5.000%	6/1/32	$1,250,000	$1,278,412 (a)(b)(c)(d)
Arizona — 2.7%
Arizona State IDA Education Revenue, Public Charter Schools, Jerome Facility Project, Series B	4.000%	7/1/51	2,000,000	1,664,060
Maricopa County, AZ, IDA Education Revenue:
Grand Canyon University Project	7.375%	10/1/29	3,700,000	3,945,911 (a)
Horizon Community Learning Center Project, Series 2016, Refunding	5.000%	7/1/35	1,500,000	1,504,650
Phoenix, AZ, IDA Education Revenue, Series A, Refunding	5.000%	7/1/46	750,000	717,564 (a)
Pima County, AZ, IDA Revenue:
La Posada at Pusch Ridge Project, Senior Living, Series A	6.250%	11/15/35	1,060,000	1,168,574 (a)
La Posada at Pusch Ridge Project, Senior Living, Series A	6.750%	11/15/42	1,000,000	1,089,389 (a)
La Posada at Pusch Ridge Project, Senior Living, Series A	6.875%	11/15/52	500,000	534,633 (a)
La Posada at Pusch Ridge Project, Senior Living, Series A	7.000%	11/15/57	1,650,000	1,768,730 (a)
Sierra Vista, AZ, IDA Revenue, American Leadership Academy Project	5.000%	6/15/64	700,000	600,076 (a)
Yavapai County, AZ, IDA Education Revenue:
Ariona Agribusiness & Equine Center Inc., Project, Series 2012	5.000%	3/1/32	1,195,000	1,195,632 (a)
Ariona Agribusiness & Equine Center Inc., Project, Series 2015, Refunding	5.000%	9/1/34	460,000	460,183 (a)
Total Arizona				14,649,402
Arkansas — 0.2%
Arkansas Development Finance Authority Hospital Revenue, Washington Regional Medical Center, Series 2024	5.000%	2/1/36	825,000	859,600
California — 7.7%
California Municipal Finance Authority:
Special Finance Agency I, Essential Housing Revenue, Mix at CTR City, Social Bonds, Series A	4.000%	4/1/56	3,500,000	2,637,689 (a)
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Special Finance Agency VII, Essential Housing Revenue, Breakwater Apartments, Senior Bonds, Series 2021 A-1	3.000%	8/1/56	$2,000,000	$1,376,419 (a)
California State Community Housing Agency, Essential Housing Revenue, Aster, Senior Bonds, Series A-1	4.000%	2/1/56	3,275,000	2,727,123 (a)
California State Infrastructure & Economic Development Bank Revenue:
Brightline West Passenger Rail Project, Series B, Refunding	12.000%	3/5/26	565,000	423,750 (a)(b)(c)(d)
CAB, WFCS Portfolio Project, Series 2021	0.000%	1/1/61	7,250,000	610,560 (a)
California State MFA Educational Facilities Revenue:
Westside Neighborhood School Project, Series 2024	6.200%	6/15/54	600,000	628,914 (a)
Westside Neighborhood School Project, Series 2024	6.375%	6/15/64	1,100,000	1,157,982 (a)
California State MFA Revenue:
Catalyst Impact Fund Housing, Series B	6.000%	1/1/39	1,700,000	1,786,062 (a)
Municipal Certificates, Series A-2	3.537%	2/20/41	2,978,298	2,634,287 (d)
Municipal Certificates, Series B	0.000%	6/20/49	1,000,000	622,659 (a)(d)
California State Public Finance Authority:
Senior Living Revenue, Enso Village Project, Green Bond, Series A	5.000%	11/15/36	750,000	761,544 (a)
Senior Living Revenue, Enso Village Project, Green Bond, Series A	5.000%	11/15/46	500,000	462,251 (a)
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series A	5.000%	11/15/51	1,000,000	896,238 (a)
California State School Finance Authority Revenue, Vista Charter Public School, Series A	4.000%	6/1/61	500,000	372,273 (a)
California Statewide CDA Community Improvement Authority Essential Housing Revenue:
City of Orange, Social Bond, Series A-2	3.000%	3/1/57	2,800,000	1,903,142 (a)
Dublin, Social Bonds, Series A	3.000%	2/1/57	5,500,000	3,867,342 (a)
Dublin, Social Bonds, Series B	4.000%	2/1/57	1,500,000	1,137,317 (a)
Jefferson-Anaheim, Social Bonds	2.875%	8/1/41	1,405,000	1,321,480 (a)
Jefferson-Anaheim, Social Bonds	3.125%	8/1/56	9,400,000	7,033,444 (a)
Pasadena, Social Bonds	3.000%	12/1/56	4,900,000	3,382,624 (a)
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Golden State, CA, Connect Telecommunications Authority Revenue, Broadband Project, Series 2025	6.500%	12/1/60	$925,000	$895,927 (a)
San Diego County, CA, Tobacco Asset Securitization Corp., Senior Asset Backed Bonds, Series B, Refunding	0.000%	6/1/54	14,660,000	2,694,029
Sunnyvale, CA, Community Facilities District No 1, Special Tax Revenue, Refunding	7.750%	8/1/32	2,745,000	2,755,494
Total California				42,088,550
Colorado — 2.3%
Aurora, CO, Crossroads Metropolitan District No 2, GO, Convertible CAB, Series A-1, Refunding, Step bond (0.000% to 12/1/37 then 6.250%)	0.000%	12/1/55	540,000	483,360
Colorado State Health Facilities Authority Revenue:
Bethesda Project, Second Tier, Series 2025	5.625%	9/15/59	650,000	652,870
Christian Living Neighborhoods, Improvement & Refunding Revenue, Series 2019	4.000%	1/1/38	550,000	532,746
Christian Living Neighborhoods, Improvement & Refunding Revenue, Series 2021	4.000%	1/1/42	1,000,000	916,387
Covenant Living Communities & Services, Series A, Refunding	4.000%	12/1/50	1,700,000	1,426,362
Copperleaf,CO, Metropolitan District No 5, GO, Series A, Refunding	6.500%	12/1/55	500,000	507,048
Douglas County, CO, Canyons Metropolitan District No 5, GO, City of Castle Pines, Series B, Refunding	6.500%	12/15/54	700,000	696,021
E-470 Public Highway Authority Revenue, CO, CAB, Series A, Refunding	0.000%	9/1/41	1,000,000	536,135
Prairie Center,CO, Metropolitan District No 3, GO, Series A, Refunding	5.875%	12/15/46	2,100,000	2,199,283
Raindance,CO, Metropolitan District No 1, Non-Potable Water System Revenue, Series 2020	5.250%	12/1/50	1,375,000	1,329,922
Sky Dance, CO, Metropolitan District No 2, GO, Series A	6.000%	12/1/54	790,000	801,750
STC, CO, Metropolitan District No 2, GO, Series A-2, Refunding	6.250%	12/1/55	500,000	502,206 (a)
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Sterling Ranch, CO, Community Authority Board, Sterling Ranch Metropolitan District No 1, Special Assessment Revenue	5.625%	12/1/43	$523,000	$537,842
Trails at Crowfoot, CO, Metropolitan District No 31, GO, Series B, Refunding	6.875%	12/15/52	700,000	699,207
Windler, CO, Public Improvement Authority Revenue, Series A-1	4.125%	12/1/51	1,000,000	757,520
Total Colorado				12,578,659
Connecticut — 0.3%
Connecticut State HEFA Revenue, Healthcare Facility Expansion Issue, Church Home of Hartford Project, Series A	5.000%	9/1/46	1,000,000	965,877 (a)
Stamford, CT, Housing Authority Revenue:
Mozaic Concierge Living Project, Series A, Refunding	6.375%	10/1/45	185,000	191,181
Mozaic Concierge Living Project, Series A, Refunding	6.500%	10/1/55	235,000	240,108
Mozaic Concierge Living Project, Series A, Refunding	6.250%	10/1/60	170,000	170,385
Total Connecticut				1,567,551
Delaware — 1.4%
Delaware State EDA Revenue:
Charter Schools Revenue, Series 2016	5.000%	6/1/36	700,000	700,985
Charter Schools Revenue, Series 2016	5.000%	6/1/46	1,820,000	1,677,123
Town of Bridgeville, DE, Special Tax Revenue, Heritage Shores Special Development District	5.625%	7/1/53	1,525,000	1,536,076 (a)
Town of Millsboro, DE, Special Tax Revenue:
Plantation Lakes Special Development District, Series 2018, Refunding	5.125%	7/1/38	1,490,000	1,503,186 (a)
Plantation Lakes Special Development District, Series 2018, Refunding	5.250%	7/1/48	1,995,000	1,939,447 (a)
Total Delaware				7,356,817
District of Columbia — 1.2%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/52	3,170,000	2,947,242
KIPP DC Project, Series 2019	4.000%	7/1/44	250,000	225,746
Latin American Montessori Bilingual Public Charter School Issue, Series 2020, Refunding	5.000%	6/1/40	2,750,000	2,758,012
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — continued
Rocketship DC Obligated Group, Series A	5.000%	6/1/61	$700,000	$597,351 (a)
Total District of Columbia				6,528,351
Florida — 13.6%
Bella Collina, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.000%	5/1/44	680,000	684,512
Series 2024	5.300%	5/1/55	915,000	904,676
Bella Tara, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	6.125%	5/1/56	200,000	206,055
Master Infrastructure Project, Series 2025	6.500%	5/1/56	500,000	514,689
Bridle Creek, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2025	6.375%	5/1/56	475,000	488,663
Capital Trust Agency, AL Educational Facilities Revenue, Liza Jackson Preparatory School Inc., Project, Series B	5.000%	8/1/55	1,000,000	935,202
Capital Trust Authority, AL Educational Facilities Revenue:
Academir Charter Schools Inc., Project, Series A	6.375%	7/1/50	1,720,000	1,740,546 (a)
Classical Academy of Sarasota Project, Series 2025	6.125%	7/1/60	825,000	819,187 (a)
Florida Institute of Technology Project, Series A	5.250%	7/1/55	390,000	374,305 (a)
Cedar Crossings, FL, Community Development District, Special Assessment Revenue, Series 2025	5.500%	5/1/55	370,000	360,705 (a)
Charlotte County, FL, IDA Revenue, Town & Country Utilities Project, Series 2025	6.125%	10/1/55	425,000	440,029 (b)
Connerton, FL, East Community Development District, Special Assessment Revenue, Assessment Area Three	5.500%	6/15/55	350,000	344,083
Curiosity Creek, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.875%	5/1/56	290,000	289,596 (a)
Cypress Bluff, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.550%	5/1/55	1,500,000	1,496,330
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Cypress Reserve, FL, Community Development District, Special Assessment Revenue, Capital Improvement Bonds, Series 2025	5.800%	5/1/56	$215,000	$215,546 (a)
Deering Park, FL, Stewardship District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	6.000%	5/1/45	400,000	416,329
Assessment Area One Project, Series 2025	6.250%	5/1/55	305,000	314,930
Del Webb Oak Creek, FL, Community Development District, Special Assessment Revenue, Project Area, Series 2025	5.625%	5/1/55	565,000	567,412 (a)
EA McKinnon Groves, FL, Community Development District, Special Assessment Revenue, Project Area, Series 2025	5.500%	5/1/56	680,000	669,672
East Nassau, FL, Stewardship District, Special Assessment Revenue, Series 2025	6.250%	5/1/56	950,000	981,248
Feed Mill, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.875%	5/1/56	600,000	602,946
Firethorn, FL, Community Development District, Special Assessment Revenue, Series 2025	5.600%	5/1/55	550,000	544,761
Florida State Development Finance Corp., Educational Facilities Revenue, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc., Project, Series A	4.000%	7/1/51	2,250,000	1,852,612 (a)
Florida State Development Finance Corp., Healthcare Facilities Revenue, UF Health Jacksonville Project, Refunding	5.000%	2/1/52	3,500,000	3,332,175
Florida State HEFA Revenue, Saint Leo University Project, Series 2019, Refunding	5.000%	3/1/49	2,000,000	1,438,922
Florida State Local Government Finance Commission:
Educational Facilities Revenue, Bridgeprep Academy Projects, Series A	6.125%	6/15/65	3,100,000	3,128,150 (a)
Senior Living, Fleet Landing at Nocatee Project, Series A	6.750%	11/15/55	350,000	365,960 (a)
Fox Branch, FL, Ranch Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.400%	5/1/55	490,000	483,825
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Gardens at Hammock Beach, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2024	5.650%	5/1/54	$525,000	$528,863
Assessment Area One, Series 2024	5.375%	5/1/44	305,000	311,592
Gas Worx, FL, Community Development District, Special Assessment Revenue:
Series 2025	5.000%	5/1/36	100,000	105,405 (a)
Series 2025	5.750%	5/1/45	100,000	102,668 (a)
Series 2025	6.000%	5/1/57	265,000	270,574 (a)
GIR East, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	5.300%	5/1/45	700,000	698,001
Assessment Area One Project, Series 2025	5.500%	5/1/55	1,325,000	1,291,712
Governors Park South, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.650%	5/1/55	875,000	861,818
Groves at Lake Marion, FL, Community Development District, Special Assessment Revenue	5.600%	12/15/55	470,000	467,072 (a)
Harvest Hills South, FL, Community Development District, Special Assessment Revenue, Assessment Area One	5.750%	5/1/56	175,000	173,146
Highland Trails, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.850%	5/1/56	165,000	164,422
Hills of Minneola, FL, Community Development District, Special Assessment Revenue, North Parcel Assessment Area Two	5.600%	5/1/56	345,000	345,389 (e)
Hobe-St. Lucie, FL, Conservancy District, Special Assessment Revenue, Series 2024	5.875%	5/1/55	1,000,000	1,018,766
Hunt Club Grove, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.600%	12/15/55	310,000	310,390 (e)
Kings Creek I, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	5.750%	5/1/45	100,000	102,745
Assessment Area One Project, Series 2025	6.000%	5/1/55	225,000	229,022
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Kingston One, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	5.750%	5/1/45	$350,000	$360,945
Assessment Area One Project, Series 2025	6.000%	5/1/57	800,000	818,026
Kissimmee Park, FL, Community Development District, Special Assessment Revenue:
Capital Improvement, Assessment Area One Project, Series 2025	6.125%	5/1/56	775,000	798,463
Capital Improvement, Assessment Area One Project, Series 2025	6.500%	5/1/56	800,000	823,502
Lakeside at Satilla, FL, Community Development District, Special Assessment Revenue, Capital Improvement, Series 2025	5.625%	5/1/55	200,000	201,003 (a)
Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue:
Northeast Sector Project, Series 2018	5.300%	5/1/39	1,250,000	1,281,098
Northeast Sector Project, Series 2020, Refunding	4.000%	5/1/50	500,000	415,143 (a)
Palm Grove Project, Series 2024	5.500%	5/1/55	760,000	761,608
Star Farms at Lakewood Ranch Project, Series 2024	4.625%	5/1/31	185,000	189,629
Star Farms at Lakewood Ranch Project, Series 2024	5.300%	5/1/44	485,000	496,998
Star Farms at Lakewood Ranch Project, Series 2024	5.550%	5/1/54	530,000	535,320
Landings, FL, Community Development District, Special Assessment Revenue, Series 2024	5.800%	5/1/55	850,000	855,646
Lee County, FL, IDA, Healthcare Facilities Revenue, Shell Point Obligated Group Project, Series C	5.000%	11/15/54	500,000	489,380
Lowery Hills, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.625%	5/1/45	725,000	729,700 (a)
Miami-Dade County, FL, IDA Revenue, Pinecrest Academy Inc.	5.000%	9/15/34	1,980,000	1,981,901
Middleton, FL, Community Development District, Special Assessment Revenue, Series A	6.200%	5/1/53	1,345,000	1,401,034
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Northlake, FL, Stewardship District, Special Assessment Revenue:
Rye Ranch Pod C1 – Assessment Area One	6.000%	5/1/45	$125,000	$129,816
Rye Ranch Pod C1 – Assessment Area One	6.200%	5/1/56	350,000	360,428
Northridge, FL, Community Development District, Special Assessment Revenue:
Series 2025	5.750%	5/1/45	275,000	282,338 (a)
Series 2025	6.000%	5/1/55	275,000	280,121 (a)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc., Project	5.750%	5/15/55	880,000	895,313 (a)
Palermo, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.500%	6/15/55	600,000	612,834
Palm Beach County, FL, Health Facilities Authority Revenue:
Lynn University Housing Project, Series A	5.000%	6/1/57	1,045,000	906,742 (a)
Palm Beach Atlantic University Housing Project, Series A	5.000%	4/1/39	500,000	505,401 (a)
Palm Coast, FL, 145 Community Development District, Special Assessment Revenue, Series A	6.750%	5/1/57	300,000	309,650 (a)
Parkside Trails, FL, Community Development District Revenue, Project Area, Series 2025	5.550%	5/1/55	725,000	714,983
Peace Creek Village, FL, Community Development District, Special Assessment Revenue, Series 2025	5.600%	5/1/45	710,000	717,427 (a)
Pinellas County, FL, IDA Revenue, Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc., Project	5.000%	7/1/39	2,770,000	2,803,281
Radiance, FL, Community Development District, Special Assessment Revenue, Assessment Area One	6.400%	5/1/56	400,000	410,915 (a)
Ranches at Lake Mcleod, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.650%	6/15/55	590,000	591,330
River Landing, FL, Community Development District, Special Assessment Revenue, Capital Improvement	5.450%	5/1/55	560,000	556,191
Riverwalk, FL, Community Development District, Special Assessment Revenue, Project Area, Series A	5.625%	5/1/55	450,000	450,256 (a)
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Sarasota County, FL, Health Facilities Authority Revenue:
Village on the Isle Project, Refunding	5.000%	1/1/30	$750,000	$757,287
Village on the Isle Project, Refunding	5.000%	1/1/31	1,285,000	1,297,121
Seminole County, FL, IDA Revenue, Galileo Schools for Gifted Learning Project, Series A	4.000%	6/15/51	830,000	639,353 (a)
Solaeris, FL, Community Development District, Special Assessment Revenue:
Assessment Area Two, Series 2025	6.000%	5/1/45	175,000	180,674 (a)
Assessment Area Two, Series 2025	6.300%	5/1/56	320,000	328,296 (a)
Southpointe of Manatee County, FL, Community Development District, Special Assessment Revenue, Assessment Area One	5.625%	5/1/56	330,000	328,582 (a)(e)
St. Johns County, FL, IDA Revenue:
Vicars Landing Project, Series A, Refunding	4.000%	12/15/36	400,000	388,538
Vicars Landing Project, Series A, Refunding	4.000%	12/15/41	750,000	679,422
Vicars Landing Project, Series A, Refunding	4.000%	12/15/50	750,000	585,376
Sugarloaf, FL, Community Development District, Special Assessment Revenue, Assessment Area One	5.625%	12/15/55	330,000	327,714
Sunrise, FL, Community Development District, Special Assessment Revenue, Capital Improvement Bonds, Series 2025	5.875%	5/1/55	250,000	244,128 (a)
Tampa, FL, Hospital Revenue:
H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/40	850,000	471,011
H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/41	1,000,000	526,402
H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/45	2,000,000	791,417
Terra Lago, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2025	5.625%	5/1/45	250,000	254,336
Assessment Area Two	5.750%	5/1/56	725,000	718,339
Tolomato, FL, Community Development District, Special Assessment Revenue:
Seabrook Village Phases One & Two, Series 2024	4.800%	5/1/44	880,000	869,391
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Seabrook Village Phases One & Two, Series 2024	5.125%	5/1/54	$360,000	$346,402
Tranquility, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2025	5.625%	5/1/55	600,000	592,195
Venice, FL, Retirement Community Revenue, Village on the Isle Project, Series A	5.625%	1/1/60	625,000	621,294 (a)
Verano No 4, FL, Community Development District, Special Assessment Revenue, Astor Creek Phase Two, Assessment Area, Series 2025	6.000%	5/1/55	375,000	386,215
Village, FL, Community Development District No 13, Special Assessment Revenue:
Phase II, Series 2020	3.500%	5/1/51	3,805,000	2,966,429 (a)
Phase III, Series 2021	3.250%	5/1/52	1,450,000	1,068,270
Vivid Shores, FL, Community Development District, Special Assessment Revenue, Project Area, Series 2025	5.625%	5/1/56	175,000	174,994
Waterford, FL, Community Development District, Special Assessment Revenue, Assessment Area Three	6.000%	5/1/45	595,000	619,746
Waterset South, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2025	5.700%	5/1/56	465,000	465,809
West Port East, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	6.000%	5/1/55	550,000	562,714 (a)
Westview South, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	6.200%	5/1/55	625,000	646,810 (a)
Willowbrook, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project, Series 2025	5.875%	5/1/56	150,000	151,100 (a)
Windsor Cay, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.500%	5/1/55	520,000	512,042 (a)
Woodcreek, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2025	5.500%	5/1/55	500,000	484,666
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Woodland Crossing, FL, Community Development District, Special Assessment Revenue:
Series 2025	5.875%	5/1/45	$115,000	$118,391 (a)
Series 2025	6.125%	5/1/56	240,000	245,252 (a)
Woodland Preserve, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	5.500%	5/1/55	500,000	496,616 (a)
Total Florida				74,007,405
Georgia — 0.7%
Atlanta, GA, Development Authority Revenue:
PRG-CAU Properties LLC Project, Series A	6.000%	7/1/50	125,000	129,634 (a)
PRG-CAU Properties LLC Project, Series A	6.000%	7/1/55	100,000	103,125 (a)
Cobb County, GA, Development Authority Revenue:
State University Foundation Inc., Unrefunded	5.000%	7/15/30	1,175,000	1,175,966
State University Foundation Inc., Unrefunded	5.000%	7/15/38	1,205,000	1,205,110
DeKalb County, GA, Development Authority Revenue:
The Globe Academy Inc., Project Series A	5.000%	6/1/55	400,000	378,024
The Globe Academy Inc., Project Series A	5.000%	6/1/63	800,000	737,499
Total Georgia				3,729,358
Illinois — 4.1%
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	3,725,000	3,815,653
Dedicated, Series A	5.750%	12/1/50	4,500,000	4,545,732
Dedicated, Series B, Refunding	6.000%	12/1/44	1,000,000	1,051,086
Chicago, IL, GO:
Series A	5.000%	1/1/44	1,000,000	998,019
Series A, Refunding	4.000%	1/1/36	3,150,000	3,096,205
Chicago, IL, Special Assessment Revenue:
Lakeshore East Project, Series 2022, Refunding	2.870%	12/1/27	228,000	223,936 (a)
Lakeshore East Project, Series 2022, Refunding	3.200%	12/1/29	300,000	293,127 (a)
Lakeshore East Project, Series 2022, Refunding	3.290%	12/1/30	325,000	317,327 (a)
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Lakeshore East Project, Series 2022, Refunding	3.450%	12/1/32	$275,000	$266,806 (a)
Du Page County, IL, Special Service Area No 31, Monarch Landing Inc., Series 2006	5.625%	3/1/36	596,000	597,518
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	1,000,000	949,606 (a)
Navy Pier, Inc., Series 2024, Refunding	5.000%	10/1/44	750,000	751,119 (a)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	5,500,000	5,254,839
Total Illinois				22,160,973
Indiana — 0.5%
Indiana State Finance Authority, Student Housing Revenue Bonds, Series A	5.125%	6/1/58	2,500,000	2,469,013
Iowa — 1.0%
Iowa State Finance Authority Revenue:
Lifespace Communities Inc., Series 2023, Refunding	7.500%	5/15/53	1,400,000	1,552,606
Lifespace Communities Inc., Series 2024, Refunding	5.125%	5/15/59	3,500,000	3,293,092
Senior Living Facility, Presbyterian Homes Mill Pond Project, Series 2025, Refunding	5.750%	10/1/55	650,000	661,441
Total Iowa				5,507,139
Kentucky — 1.1%
Kentucky State Economic Development Finance Authority Revenue, The Meadow Project & Grove Pointe Project, Refunding	5.000%	5/15/36	2,000,000	1,945,994
Kentucky State PEA, Gas Supply Revenue, Series B	5.000%	12/1/33	4,000,000	4,195,223
Total Kentucky				6,141,217
Louisiana — 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue:
Christwood Project, Series 2024, Refunding	5.000%	11/15/44	765,000	745,135 (a)
Christwood Project, Series 2024, Refunding	5.250%	11/15/59	1,150,000	1,076,914 (a)
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
Louisiana State PFA, Revenue:
Acadiana Renaissance Charter Academy Project, Series 2025	6.000%	6/15/59	$325,000	$326,156 (a)
Calcasieu River Bridge, Public-Private Partnership Project, Series 2024	5.500%	9/1/59	2,400,000	2,433,600 (b)
Calcasieu River Bridge, Public-Private Partnership Project, Series 2024	5.750%	9/1/64	1,100,000	1,134,166 (b)
Total Louisiana				5,715,971
Maryland — 1.6%
Brunswick, MD, Special Tax Revenue, Series 2019, Refunding	5.000%	7/1/36	998,000	1,019,626
Frederick County, MD, Educational Facilities Revenue, Mount St. Mary’s University Series A, Refunding	5.000%	9/1/37	500,000	486,706 (a)
Maryland State EDC, Special Obligation Bond, Port Covington Project, Series 2020	4.000%	9/1/50	1,250,000	1,006,805
Maryland State EDC, Student Housing Revenue, Morgan State University Project, Series A	6.000%	7/1/58	5,025,000	5,304,866
Prince George’s County, MD, Tax Increment Revenue, Westphalia Town Center Project, Series 2018	5.125%	7/1/39	300,000	302,495 (a)
Westminster, MD, Project Revenue, Lutheran Village at Millers Grant Inc., Series A	6.000%	7/1/34	695,000	695,717
Total Maryland				8,816,215
Massachusetts — 0.9%
Lowell, MA, Collegiate Charter School Revenue, Series 2019	5.000%	6/15/49	2,290,000	2,183,239
Massachusetts State DFA Health Facilities Authority Revenue, Adventcare Inc., Series A	6.650%	10/15/28	2,035,000	20 *(a)(f)
Massachusetts State DFA Revenue:
Lasell University Issue, Series 2021, Refunding	4.000%	7/1/45	750,000	636,349
Lasell University Issue, Series 2021, Refunding	4.000%	7/1/50	2,615,000	2,106,476
Total Massachusetts				4,926,084
Michigan — 1.4%
Detroit, MI, GO, Financial Recovery, Series B-1 Step bond (0.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	4,549,005	3,583,159 (d)
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Grand Rapids, MI, EDC, Beacon Hill at Eastgate Project, Series A	6.125%	11/1/60	$1,000,000	$1,000,672
Michigan State Finance Authority Revenue:
Aquinas College Project, Refunding	5.000%	5/1/46	1,000,000	756,239
Lawrance Technological University Project, Refunding	5.000%	2/1/47	600,000	552,704
Michigan State HDA Revenue, Series A	2.730%	10/1/59	2,500,000	1,554,967
Total Michigan				7,447,741
Minnesota — 1.6%
Baytown Township, MN, Charter School Lease Revenue, St. Croix Preparatory Academy Project, Series A, Refunding	4.000%	8/1/36	400,000	379,167
Eagan, MN, Charter School Lease Revenue, Great Oaks Academy, Series A	6.500%	2/1/65	700,000	685,044 (a)
Forest Lake, MN, Charter School Lease Revenue, Lakes International Language Academy Project, Series A	5.250%	8/1/43	615,000	618,873
Ham Lake, MN, Charter School Lease Revenue:
Davinci Academy Project, Series A	5.000%	7/1/47	1,000,000	848,639
Series A	5.000%	11/1/36	1,500,000	1,505,718
Minnesota State HEFA Revenue, Series A	5.000%	5/1/46	1,000,000	690,254
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	1,350,000	1,373,080
St. Paul, MN, Housing & Redevelopment Authority Revenue, Hmong College Prep Academy Project, Series A, Refunding	5.000%	9/1/55	2,750,000	2,512,799
Total Minnesota				8,613,574
Missouri — 1.6%
Missouri State HEFA Revenue:
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/38	930,000	756,547
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/43	3,965,000	3,019,973
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series B, Refunding	4.000%	5/1/45	3,500,000	2,557,955
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Missouri State IDA, Development Financing Revenue, Ballpark Village Development Project, Series A, Refunding	4.750%	11/15/47	$1,625,000	$1,431,425
Plaza at Noah’s Ark, MO, Community Improvement District Revenue:
Refunding	3.000%	5/1/30	725,000	700,288
Refunding	3.125%	5/1/35	500,000	457,134
Total Missouri				8,923,322
Nevada — 0.6%
Las Vegas, NV, Special Assessment Revenue:
Local Improvement Bonds, Series 2014, Refunding	5.000%	6/1/30	780,000	780,636
Local Improvement Bonds, Series 2021	3.125%	6/1/51	1,400,000	984,743
North Las Vegas, NV, Special Assessment Revenue:
Local Improvement Bonds, Series 2019	4.500%	6/1/39	615,000	616,503
Local Improvement Bonds, Series 2025	6.750%	6/1/55	650,000	659,921 (a)
Total Nevada				3,041,803
New Hampshire — 2.0%
National Finance Authority, NH, Revenue:
Caritas Oregon Project, Series A	4.125%	8/15/40	1,475,000	1,368,676
Caritas Oregon Project, Series A	4.250%	8/15/46	1,650,000	1,421,739
Caritas Oregon Project, Series A	4.500%	8/15/55	3,495,000	2,903,624
Grace Christian School Project	6.000%	8/1/65	1,500,000	1,494,558
Social Certificates, Series 2	3.625%	8/20/39	3,754,382	3,668,265
Total New Hampshire				10,856,862
New Jersey — 1.3%
Camden County, NJ, Improvement Authority Revenue, Cooper Norcross Academy, Series 2022	6.000%	6/15/62	3,000,000	3,092,222
New Jersey State EDA Revenue:
Special Facility Revenue, Continental Airlines Inc., Project	5.625%	11/15/30	1,000,000	1,004,008 (b)
Special Facility Revenue, United Airlines Project	5.500%	6/1/33	2,000,000	2,005,049 (b)
UMM Energy Partners LLC Project, Series A	5.000%	6/15/37	1,000,000	1,000,384 (b)
Total New Jersey				7,101,663
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Mexico — 0.2%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	$1,200,000	$1,124,726
New York — 6.5%
Build NYC Resource Corp., NY, Revenue, New World Preparatory Charter School Project, Series A	4.000%	6/15/51	500,000	380,221 (a)
Monroe County, NY, Industrial Development Corp., Revenue, Series A	5.000%	6/1/59	540,000	500,917 (a)
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Refunding	5.375%	11/15/40	1,250,000	1,250,073 (a)
Tax-Exempt Bonds, 4 World Trade Center Project, Green Bonds, Refunding	2.875%	11/15/46	2,650,000	1,980,083
Tax-Exempt Bonds, 7 World Trade Center Project, Green Bonds, Refunding	3.000%	9/15/43	5,450,000	4,600,388
Tax-Exempt Bonds, 7 World Trade Center Project, Green Bonds, Refunding	3.125%	9/15/50	425,000	319,096
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.625%	4/1/40	2,200,000	2,336,834 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project, Series 2018	4.000%	1/1/36	4,405,000	4,404,697 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	4,400,000	4,575,778 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/55	8,500,000	9,015,260 (b)
John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	1,150,000	1,098,998 (b)
Oneida Indian Nation of New York, Series A	8.000%	9/1/40	2,250,000	2,286,561 (a)
Suffolk Regional Off-Track Betting Corp., NY, Revenue, Tax-Exempt, GO	6.000%	12/1/53	2,730,000	2,784,745
Total New York				35,533,651
North Carolina — 0.7%
North Carolina State Medical Care Commission, First Mortgage Revenue:
Lutheran Services for the Aging, Refunding, Series A	4.000%	3/1/42	2,500,000	2,359,384
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Pennybyrn at Maryfield Project, Series A	5.000%	10/1/50	$1,500,000	$1,378,904
Total North Carolina				3,738,288
Ohio — 2.7%
Centerville, OH, Health Care Improvement Revenue, Graceworks Lutheran Services, Series 2017, Refunding	5.250%	11/1/47	2,000,000	1,911,713
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Playhouse Square Foundation Project, Series 2018, Refunding	5.500%	12/1/43	500,000	507,361
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A	5.000%	1/1/52	785,000	751,841
Hickory, OH, Chase Community Authority Revenue, Infrastructure Improvement, Series A, Refunding	5.000%	12/1/40	1,285,000	1,312,767 (a)
Ohio State Higher Educational Facility Commission Revenue:
Capital University 2022 Project, Refunding	6.000%	9/1/52	1,475,000	1,488,202
The Cleveland Institute of Art 2018 Project	5.250%	12/1/48	750,000	664,528
The Cleveland Institute of Music 2022 Project	5.125%	12/1/42	3,490,000	3,596,346
The Cleveland Institute of Music 2022 Project	5.375%	12/1/52	3,300,000	3,331,954
Washington County, OH, Hospital Facilities Revenue, Memorial Health System Obligated Group, Refunding	6.750%	12/1/52	750,000	771,201
West Central Ohio State Port Authority Revenue, Reserve at Honey Creek Phase I Project, CAB Step bond (0.000% to 12/1/32 then 6.750%)	0.000%	12/1/58	755,000	509,561
Total Ohio				14,845,474
Oklahoma — 0.0%††
Tulsa, OK, Municipal Airport Trust Revenue, American Airlines Inc. Project, Refunding	6.250%	12/1/35	110,000	127,808 (b)
Oregon — 0.4%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Rose Villa Project, Series A, Refunding	5.375%	11/15/55	1,000,000	993,003
Warm Springs, OR, Reservation Confederated Tribe Hydroelectric Revenue:
Tax-Exempt, Pelton-Round Butte Project, Series B, Refunding	5.000%	11/1/32	360,000	385,790 (a)
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Tax-Exempt, Pelton-Round Butte Project, Series B, Refunding	5.000%	11/1/39	$700,000	$735,150 (a)
Total Oregon				2,113,943
Pennsylvania — 3.6%
Chester County, PA, IDA Revenue:
Colleguim Charter School Project, Series A	5.125%	10/15/37	1,200,000	1,185,406
University Student Housing LLC Project, West Chester University of Pennsylvania, Series A	5.000%	8/1/45	2,200,000	2,073,247
Cumberland County, PA, Municipal Authority Revenue, Asbury Pennsylvania Obligated Group, Series 2019, Refunding	5.000%	1/1/45	1,000,000	962,302
Dallas Area, PA, Municipal Authority Revenue, Misericordia University Project, Series 2019, Refunding	5.000%	5/1/48	3,600,000	3,190,880
Lancaster County, PA, Hospital Authority Revenue, Moravian Manors Inc., Project, Series A	5.000%	6/15/49	4,705,000	4,122,045
Lancaster, PA, IDA Revenue, Willow Valley Communities Project, Series 2019	4.000%	12/1/44	1,150,000	1,014,651
Lehigh County, PA, IDA Revenue, Seven Generations Charter School Project, Series A, Refunding	4.000%	5/1/51	2,385,000	1,833,899
Pennsylvania State Economic Development Financing Authority Revenue, Private Activity- The Penndot Major Bridges Package One Project	6.000%	6/30/61	2,500,000	2,645,319 (b)
Pennsylvania State Higher EFA Revenue, University Properties Inc., Student Housing Project, Refunding, Series A	5.000%	7/1/31	1,000,000	1,001,675
Philadelphia, PA, IDA Revenue:
University of the Arts, Refunding	5.000%	3/15/45	75,000	79,127 (a)(g)
University of the Arts, Unrefunded	5.000%	3/15/45	1,387,984	277,597 *(a)(f)
Wilkes-Barre, PA, Finance Authority Revenue, Wilkes University Project, Refunding	4.000%	3/1/42	1,165,000	998,006
Total Pennsylvania				19,384,154
Puerto Rico — 2.5%
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/37	3,000,000	2,951,330
Restructured, Series A-1	4.000%	7/1/41	5,700,000	5,357,742
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Electric Power Authority Revenue, Series TT	5.000%	7/1/37	$5,290,000	$3,531,075 *(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	80,000	76,395
CAB, Restructured, Series A-1	0.000%	7/1/29	109,000	97,574
CAB, Restructured, Series A-1	0.000%	7/1/31	141,000	116,937
CAB, Restructured, Series A-1	0.000%	7/1/46	2,518,000	876,894
Restructured, Series A-1	4.500%	7/1/34	116,000	116,018
Restructured, Series A-1	4.550%	7/1/40	59,000	59,100
Restructured, Series A-2	4.536%	7/1/53	17,000	15,692
Restructured, Series A-2	4.784%	7/1/58	240,000	229,337
Total Puerto Rico				13,428,094
Rhode Island — 0.5%
Tobacco Settlement Financing Corp., RI, Revenue, Series B, Refunding	5.000%	6/1/50	3,000,000	2,966,485
South Carolina — 1.4%
Berkeley County, SC, Special Assessment Revenue, Series 2019	4.250%	11/1/40	1,000,000	958,799
Lancaster County, SC, Special Assessment Revenue, Series 2025	6.200%	6/1/55	300,000	307,798 (a)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.500%	11/15/44	750,000	778,006
South Carolina State Jobs-EDA Revenue:
Green Charter Schools Project, Series A, Refunding	4.000%	6/1/36	1,000,000	885,131 (a)
Green Charter Schools Project, Series A, Refunding	4.000%	6/1/56	1,530,000	1,032,844 (a)
High Point Academy Project, Series A	5.750%	6/15/39	2,000,000	1,920,643 (a)
Woodlands at Furman Project, Series A	5.000%	11/15/42	585,000	588,300
Woodlands at Furman Project, Series A	5.000%	11/15/54	1,100,000	1,014,680
Total South Carolina				7,486,201
Tennessee — 1.2%
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
The Blakeford at Green Hills Corp., Series 2020	4.000%	11/1/55	3,000,000	2,377,100
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Trevecca Nazarene University Project, Series 2019, Refunding	5.000%	10/1/29	$490,000	$501,597
Trevecca Nazarene University Project, Series 2019, Refunding	5.000%	10/1/48	1,800,000	1,685,131
Trevecca Nazarene University Project, Series 2021	4.000%	10/1/51	1,000,000	774,637
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Development Revenue, Fifth & Broadway Development Project	5.125%	6/1/36	1,250,000	1,272,854 (a)
Total Tennessee				6,611,319
Texas — 7.8%
Anna, TX, Municipal Corp., Special Assessment Revenue:
Crystal Park Public Improvement District Improvement Area One	5.875%	9/15/55	400,000	399,117 (a)
Woods at Lindsey Place Public Improvement District, Series 2025	5.500%	9/15/55	131,000	131,070
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Series 2024	4.750%	6/15/49	615,000	559,100 (a)
Basis Texas Charter Schools Inc., Series 2024	4.875%	6/15/54	1,050,000	949,605 (a)
Basis Texas Charter Schools Inc., Series 2024	4.875%	6/15/59	1,000,000	895,920 (a)
Magellan International School, Series 2022	6.375%	6/1/62	2,400,000	2,420,938 (a)
Wayside Schools, Series A, Refunding	4.000%	8/15/36	335,000	315,216
Wayside Schools, Series A, Refunding	4.000%	8/15/46	850,000	689,724
Aubrey, TX, Special Assessment Revenue:
Duck Point Public Improvement, Series 2025	5.375%	12/31/45	150,000	148,680 (a)
Duck Point Public Improvement, Series 2025	5.625%	12/31/55	260,000	257,447 (a)
Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	1,350,000	1,336,257 (a)
Celina, TX, Special Assessment Revenue:
Sutton Fields East Public Improvement District Phase 2 Project, Series 2025	5.375%	9/1/45	358,000	355,825 (a)
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Sutton Fields East Public Improvement District Phase 2 Project, Series 2025	5.625%	9/1/55	$630,000	$621,490 (a)
Crandall, TX, Special Assessment Revenue, River Ridge Public Improvement District Improvement Area Two Project, Series 2025	5.500%	9/15/55	920,000	911,928 (a)
Dayton, TX, Special Assessment Revenue, Dayton Public Improvement District Improvement Area One Project	5.500%	9/1/55	650,000	638,795 (a)
Denton County, TX, Special Assessment Revenue:
Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	5.875%	12/31/45	300,000	309,241 (a)
Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	5.625%	12/31/55	300,000	308,047 (a)
Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	6.125%	12/31/55	600,000	617,544 (a)
East Waller County, TX, Management District, Special Assessment Revenue:
Sofi Lakes Sections One & Two Project, Series 2025	6.250%	9/15/55	305,000	311,597 (a)
Sofi Lakes Sections One &Two Project, Series 2025	5.000%	9/15/35	115,000	118,878 (a)
Sofi Lakes Sections One &Two Project, Series 2025	6.000%	9/15/45	260,000	266,845 (a)
Elmendorf, TX, Special Assessment Revenue, Hickory Ridge Public Improvement District Improvement Area Two Project, Series 2025	6.125%	9/1/55	300,000	300,523 (a)
Ennis, TX, Special Assessment Revenue, Prairieview Public Improvement District Improvement Area One & Two Project, Series 2025	5.500%	9/15/55	625,000	612,405 (a)
Gunter, TX, Special Assessment Revenue, Bridges Phase 2A Public Improvement District Project, Series 2025	5.500%	9/15/45	771,000	779,521 (a)
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,750,000	3,458,977 (b)
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Justin, TX, Special Assessment Revenue, Timberbrook Public Improvement District No 1, Improvement Area Three Project, Series 2025	5.875%	9/1/45	$200,000	$206,942 (a)
Lavon, TX, Municipal Corp., Special Assessment Revenue, Elevon Public Improvement District Improvement Area	5.750%	9/15/55	190,000	189,442
Lowry Crossing, TX, Special Assessment Revenue, Simpson Road Public Improvement District Project, Series 2025	6.000%	9/15/55	1,507,000	1,541,023 (a)
Manor, TX, Special Assessment Revenue:
Entradaglen Public Improvement District, Assessment Area One Project, Series 2025	7.000%	9/15/55	364,000	381,596 (a)
Newhaven Public Improvement District, Series 2025	6.000%	9/15/55	275,000	281,631 (a)
Mansfield, TX, Special Assessment Revenue, Staybolt Public Improvement District, Assessment Area One Project, Series 2025	6.250%	9/15/55	850,000	873,398 (a)
Matagorda County, TX, Navigation District No 1, Revenue, AEP Texas Central Co., Refunding, Series A, AMBAC	4.400%	5/1/30	3,000,000	3,151,858
Medina County, TX, Special Assessment Revenue, Talley Ho Public Improvement District Improvement Area One Project	5.350%	9/1/54	1,371,000	1,303,718 (a)
Mesquite, TX, Special Assessment Revenue, Solterra Public Improvement District Improvement Area C-4, Series 2025	5.625%	9/1/55	175,000	173,129
Mission, TX, EDC, Permian Basin Water Resources Project, Green Bonds	6.750%	8/15/45	1,000,000	1,030,420 (a)(b)
Mustang Ridge, TX, Special Assessment Revenue, Durango Public Improvement District Improvement Area 2 Project	6.125%	9/1/55	789,000	809,370 (a)
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
MRC Senior Living, Langford Project	5.375%	11/15/36	500,000	490,077
MRC Senior Living, Langford Project	5.500%	11/15/46	700,000	615,692
MRC Senior Living, Langford Project	5.500%	11/15/52	250,000	210,648
Westminster Manor Project, Refunding	4.000%	11/1/55	1,450,000	1,185,773
Pilot Point, TX, Special Assessment Revenue:
Bryson Ranch Public Improvement District Zone A Improvement Area One Project	6.125%	9/15/45	175,000	181,214 (a)
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Bryson Ranch Public Improvement District Zone A Improvement Area One Project	6.375%	9/15/55	$250,000	$256,934 (a)
Bryson Ranch Public Improvement District Zone A Remainder Area Project	7.125%	9/15/55	185,000	190,090 (a)
Bryson Ranch Public Improvement District Zone B Improvement Area One Project	5.250%	9/15/35	100,000	105,242 (a)
Bryson Ranch Public Improvement District Zone B Improvement Area One Project	6.125%	9/15/45	100,000	103,551 (a)
Bryson Ranch Public Improvement District Zone B Improvement Area One Project	6.375%	9/15/55	113,000	116,134 (a)
Bryson Ranch Public Improvement District Zone B Remainder Area Project	7.125%	9/15/55	180,000	184,953 (a)
Princeton, TX, Municipal Corp., Special Assessment Revenue:
Eastridge Public Improvement District No 5, Series 2025	5.625%	9/1/55	445,000	444,668 (a)
Southridge Public Improvement District Area Two, Series 2025	5.625%	9/1/55	475,000	474,645
Windmore Public Improvement District No 3, Series 2025	5.625%	9/1/55	465,000	464,653
Royse City, TX, Special Assessment Revenue, Clearview Ranch Public Improvement District North Zone Improvement Area One Project	6.000%	9/15/55	673,000	685,275 (a)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,620,000	1,644,576
Terrell, TX, Special Assessment Revenue:
Arboretum Estates Public Improvement District No 6, Series 2025	6.250%	9/15/55	375,000	384,768 (a)
Arboretum Estates Public Improvement District No 6, Series 2025	7.000%	9/15/55	375,000	381,773 (a)
Texas State Community Housing & EDC Revenue, Senior Lien, Agape Helotes, Series A-1	6.250%	1/1/65	1,375,000	1,281,775 (a)
Texas State Transportation Commission, First Tier Toll Revenue, CAB, Series A	0.000%	8/1/39	1,500,000	818,346
Tomball, TX, Special Assessment Revenue, Winfrey Estates Public Improvement District, Series 2025	6.000%	9/15/53	450,000	464,954 (a)
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Town of Providence Village, TX, Special Assessment Revenue, Foree Ranch Public Improvement District, Series 2025	5.500%	9/1/55	$910,000	$894,313 (a)
Uptown Development Authority, TX, Tax Increment Revenue:
Series 2021, Refunding	3.000%	9/1/36	650,000	577,859
Series 2021, Refunding	3.000%	9/1/37	650,000	565,200
Series 2021, Refunding	3.000%	9/1/38	750,000	633,658
Series 2021, Refunding	3.000%	9/1/39	550,000	454,627
Series 2021, Refunding	3.000%	9/1/40	605,000	486,200
Wharton, TX, Special Assessment Revenue, Wharton Public Improvement District No 2, Series 2025	6.000%	9/15/55	150,000	153,014 (a)
Total Texas				42,107,829
Utah — 2.0%
Black Desert, UT, Public Infrastructure District, Special Assessment Revenue, Assessment Area One Project, Series 2024	5.625%	12/1/53	3,000,000	3,019,252 (a)
Mida Cormont, UT, Public Infrastructure District, GO, CAB, Series A-2 Step bond (0.000% to 6/1/29 then 6.750%)	0.000%	6/1/55	750,000	640,159 (a)
Mida Mountain Village, UT, Public Infrastructure District, Special Assessment Revenue, Mountain Village Assessment Area Two	4.000%	8/1/50	1,525,000	1,296,280 (a)
Mida Mountain Village, UT, Public Infrastructure District, Tax Allocation Revenue, Series 2024	6.000%	6/15/54	1,000,000	1,024,778 (a)
Point Phase 1, UT, Public Infrastructure District No 1, Tax Assessment Revenue, Series A-1	6.125%	3/1/55	1,050,000	1,089,083
SkyRidge, UT Pegasus Infrastructure Financing District, Special Assessment Revenue, Series 2024	5.250%	12/1/44	700,000	697,078 (a)
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/42	1,500,000	1,410,963
Series 2024	5.250%	10/15/36	355,000	393,646
Series 2024	5.250%	10/15/39	405,000	437,973
Series 2024	5.500%	10/15/44	450,000	470,396
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Utah — continued
Series 2024	5.500%	10/15/48	$500,000	$511,950
Total Utah				10,991,558
Virginia — 1.0%
Cherry Hill, VA, Community Development Authority, Special Assessment Revenue, Series 2015	5.150%	3/1/35	500,000	500,785 (a)
James City County, VA, EDA Residential Care Facility Revenue:
Williamsburg Landing, Series A	6.875%	12/1/58	1,000,000	1,081,324
Williamsburg Landing, Series A, Refunding	4.000%	12/1/50	2,250,000	1,766,865
Lower Magnolia Green, VA, Community Development Authority, Special Assessment Revenue, Series 2015	5.000%	3/1/35	785,000	785,290 (a)
Suffolk, VA, EDA Retirement Facilities Revenue, Lake Prince Center, Inc., Refunding	5.000%	9/1/31	1,500,000	1,503,677
Total Virginia				5,637,941
Washington — 3.1%
Grays Harbor County, WA, Public Hospital District No 1, Hospital Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.875%	12/1/53	5,000,000	5,480,945
Skagit County, WA, Public Hospital District No 1, Hospital Revenue, Skagit Regional Health	5.500%	12/1/54	2,000,000	2,041,436
Washington State HFC Revenue, Social Certificates, Series 2024	0.000%	3/1/50	1,238,945	1,221,302 (d)
Washington State HFC, Non-Profit Housing Revenue:
Blakeley & Laurel Villages Portfolio, Series B	7.000%	7/1/64	625,000	643,855 (a)
Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/46	2,500,000	2,364,922 (a)
Seattle Academy of Arts & Sciences Project, Series 2023, Refunding	6.125%	7/1/53	2,500,000	2,651,123 (a)
Spokane International Academy Project, Series A	4.000%	7/1/40	2,235,000	1,962,378 (a)
Wesley Homes at Lea Hill Project, Series 2016, Refunding	5.000%	7/1/36	575,000	576,356 (a)
Total Washington				16,942,317
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
West Virginia — 0.3%
Monongalia County, WV, Senior Tax Increment Revenue:
Development District No 4, Refunding, Series A	5.750%	6/1/43	$440,000	$467,634 (a)
Development District No 4, Refunding, Series A	6.000%	6/1/53	880,000	922,007 (a)
Total West Virginia				1,389,641
Wisconsin — 7.6%
Public Finance Authority, WI, Revenue:
Charter School Certificates, Series 1	5.750%	7/1/62	2,835,063	2,961,925
Church Home of Hartford Inc., Project, Refunding	5.000%	9/1/38	1,500,000	1,500,726 (a)
Cornerstone Charter Academy Project	5.000%	2/1/64	2,000,000	1,852,011
Foundation Academy Charter School Project	5.000%	7/1/55	1,000,000	910,158 (a)
Foundation Academy Charter School Project	5.000%	7/1/60	1,250,000	1,116,187 (a)
Foundation of the University of North Carolina at Charlotte Inc., Project, Series A	4.000%	9/1/51	3,500,000	2,675,651 (a)
Georgia SR 400 Express Lanes Project	5.750%	12/31/65	1,200,000	1,241,869 (b)
Georgia SR 400 Express Lanes Project	6.500%	12/31/65	1,525,000	1,684,826 (b)
Grand Hyatt San Antonio Hotel Acquisition Project, Series B	6.000%	2/1/62	2,000,000	2,053,148 (a)
Mater Academy of Nevada-East Las Vegas Campus Project, Series A	5.000%	12/15/39	1,400,000	1,424,801 (a)
Mater Academy of Nevada-East Las Vegas Campus Project, Series A	5.000%	12/15/44	690,000	662,978 (a)
Multifamily Affordable Housing Certificates, Series 1	6.810%	4/28/36	2,375,000	2,460,203 (a)
Multifamily Housing, Promenade Apartments	6.250%	2/1/39	1,700,000	1,741,856 (a)
North Carolina Leadership Academy, Series A	5.000%	6/15/39	410,000	410,057 (a)
North Carolina Leadership Academy, Series A	5.000%	6/15/49	1,040,000	956,432 (a)
North Carolina Leadership Academy, Series A	5.000%	6/15/54	455,000	408,823 (a)
Northwest Nazarene University, Refunding	5.000%	10/1/43	3,425,000	3,427,095
Piedmont Community Charter School	5.000%	6/15/53	1,000,000	952,217
Retirement Facilities, Southminster	5.000%	10/1/48	1,500,000	1,425,107 (a)
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Roseman University of Health Sciences	5.000%	4/1/50	$95,000	$104,230 (a)(g)
St. James Place Project, Tax-Exempt Bond, Series A-1	6.750%	12/1/60	1,200,000	1,221,908 (a)
Wonderful Foundations Charter School Portfolio Project, Series A-1	5.000%	1/1/55	3,800,000	3,247,485 (a)
Public Finance Authority, WI, Student Housing Revenue:
CHF-Manoa LLC, Uh Residences for Graduate Students, Series A	5.750%	7/1/63	2,000,000	1,932,567 (a)
University of Hawai’i Foundation Project, Green Social Bonds, Series A-1	4.000%	7/1/61	1,400,000	983,931 (a)
Wisconsin State HEFA Revenue:
Dickson Hollow Phase II Project, Series 2024	6.125%	10/1/59	700,000	726,148
Oakwood Lutheran Senior Ministries, Series 2021, Refunding	4.000%	1/1/57	1,350,000	1,053,203
Saint John’s Communities Inc., Series 2022, Refunding	4.000%	9/15/36	790,000	784,629
Three Pillars Senior Living Communities, Series A	5.750%	8/15/59	1,500,000	1,542,289
Total Wisconsin				41,462,460

Total Municipal Bonds (Cost — $504,056,123)				492,257,571
Municipal Bonds Deposited in Tender Option Bond Trusts(h) — 10.6%
Alaska — 1.5%
Alaska Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A	4.000%	10/1/44	8,750,000	8,190,417
Colorado — 1.2%
City & County of Denver, CO, Department of Aviation Airport Revenue, Series D	5.750%	11/15/37	5,675,000	6,432,480
District of Columbia — 0.3%
Metropolitan, DC, Washington Airports Authority Revenue, Dulles Metrorail & Capital Improvement Projects, Series B	4.000%	10/1/53	1,935,000	1,659,356
Florida — 1.2%
Orange County, FL, Health Facilities Authority Revenue, Series 2022	4.000%	10/1/52	7,735,000	6,679,740
New York — 4.7%
New York State Thruway Authority, Personal Income Tax Revenue, Green Bonds, Series C	5.000%	3/15/54	7,300,000	7,391,931
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State Transitional Finance Authority Revenue, Tax-Exempt Subordinated Bonds, Series A, Subseries A-1	5.500%	5/1/50	$12,500,000	$13,446,978
Port Authority of New York & New Jersey Consolidated Bonds, Series 2018	5.000%	11/1/49	4,485,000	4,561,162
Total New York				25,400,071
Oregon — 1.7%
Port of Portland, OR, International Airport Revenue Bonds, Series 27A	4.000%	7/1/50	10,710,000	9,420,329

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $57,177,613)				57,782,393
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Ground Transportation — 0.0%††
DesertXpress Enterprises LLC (Cost — $0)		12/1/35	12,600	0 *(i)(j)
Total Investments before Short-Term Investments (Cost — $561,233,736)				550,039,964
	Rate		Shares
Short-Term Investments — 4.7%
Putnam Government Money Market Fund, Class P Shares (Cost — $25,375,862)	3.430%		25,375,862	25,375,862 (k)(l)
Total Investments — 105.9% (Cost — $586,609,598)				575,415,826
TOB Floating Rate Notes — (7.1)%				(38,490,000)
Other Assets in Excess of Other Liabilities — 1.2%				6,301,816
Total Net Assets — 100.0%				$543,227,642

See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Franklin Municipal High Yield ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	The coupon payment on this security is currently in default as of January 31, 2026.
(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated
Companies was $25,375,862 and the cost was $25,375,862 (Note 6).

Abbreviation(s) used in this schedule:
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
MFA	—	Municipal Finance Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

 Franklin Municipal High Yield ETF
At January 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	225	3/26	$27,145,584	$26,423,437	$722,147
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
January 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $561,233,736)	$550,039,964
Investments in affiliated securities, at value (Cost — $25,375,862)	25,375,862
Interest receivable	6,996,200
Deposits with brokers for open futures contracts	1,158,750
Receivable from brokers — net variation margin on open futures contracts	77,344
Dividends receivable from affiliated investments	43,995
Total Assets	583,692,115
Liabilities:
TOB Floating Rate Notes (Note 1)	38,490,000
Payable for securities purchased	982,360
Interest expense payable	563,008
Investment management fee payable	183,644
Trustees’ fees payable	64,182
Due to custodian	33,759
Administration fee payable	1,751
Service and/or distribution fees payable	391
Accrued expenses	145,378
Total Liabilities	40,464,473
Total Net Assets	$543,227,642
Net Assets:
Paid-in capital	$579,635,295
Total distributable earnings (loss)	(36,407,653)
Total Net Assets	$543,227,642
Shares Outstanding	46,578,904
Net Asset Value	$11.66
See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2026(a)

Investment Income:
Interest	$15,733,196
Dividends from affiliated investments	79,485
Total Investment Income	15,812,681
Expenses:
Investment management fee (Note 2)	1,083,516
Interest expense	775,921
Service and/or distribution fees (Note 2)	270,459
Transfer agent fees	106,268
Registration fees	63,374
Legal fees	6,706
Trustees’ fees	4,998
Administration fees (Note 2)	2,503
Shareholder reports	1,819
Commitment fees (Note 7)	776
Miscellaneous expenses	7,297
Total Expenses	2,323,637
Less: Fee waivers and/or expense reimbursements (Note 2)	(6,994)
Expense reductions (Note 2)	(19,346)
Net Expenses	2,297,297
Net Investment Income	13,515,384
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(1,001,042)
Futures contracts	(484,190)
Net Realized Loss	(1,485,232)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	28,099,820
Futures contracts	953,517
Change in Net Unrealized Appreciation (Depreciation)	29,053,337
Net Gain on Investments and Futures Contracts	27,568,105
Increase in Net Assets From Operations	$41,083,489

(a)
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam Tax-Free High
Yield Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for
additional information about the Reorganization.

See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2026 (unaudited) and the Year Ended July 31, 2025	January 31(a)	July 31
Operations:
Net investment income	$13,515,384	$27,972,375
Net realized loss	(1,485,232)	(2,247,275)
Change in net unrealized appreciation (depreciation)	29,053,337	(39,331,120)
Increase (Decrease) in Net Assets From Operations	41,083,489	(13,606,020)
Distributions to Shareholders From (Note 1):
Total distributable earnings	(11,092,453)	(27,144,206)
Decrease in Net Assets From Distributions to Shareholders	(11,092,453)	(27,144,206)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (50,216,243 and 9,621,448 shares issued, respectively)	584,675,127	111,083,424
Reinvestment of distributions (507,493 and 2,139,821 shares issued, respectively)	5,758,870	24,651,347
Cost of shares repurchased (60,777,509 and 13,715,812 shares repurchased, respectively)	(703,031,955)	(157,923,584)
Decrease in Net Assets From Fund Share Transactions	(112,597,958)	(22,188,813)
Decrease in Net Assets	(82,606,922)	(62,939,039)
Net Assets:
Beginning of period	625,834,564	688,773,603
End of period	$543,227,642	$625,834,564

(a)
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam Tax-Free High
Yield Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for
additional information about the Reorganization.

See Notes to Financial Statements.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
	2026[1,2,3]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$11.09	$11.80	$11.28	$11.76	$13.53	$12.73
Income (loss) from operations:
Net investment income	0.27	0.51	0.48	0.45	0.41	0.44
Net realized and unrealized gain (loss)	0.53	(0.73)	0.50	(0.48)	(1.58)	0.80
Total income (loss) from operations	0.80	(0.22)	0.98	(0.03)	(1.17)	1.24
Less distributions from:
Net investment income	(0.23)	(0.49)	(0.46)	(0.45)	(0.41)	(0.44)
Net realized gains	—	—	—	—	(0.19)	(0.00)[4]
Total distributions	(0.23)	(0.49)	(0.46)	(0.45)	(0.60)	(0.44)
Net asset value, end of period	$11.66	$11.09	$11.80	$11.28	$11.76	$13.53
Total return, based on NAV[5,6]	7.23%	(1.92)%	8.97%	(0.15)%	(8.90)%	9.95%
Net assets, end of period (000s)	$543,228	$3,015	$2,791	$1,913	$1,915	$1,680
Ratios to average net assets:
Gross expenses[7]	1.25%[8]	0.64%	0.69%	0.75%	0.60%	0.58%
Net expenses[7,9,10]	1.23 [8]	0.64	0.69	0.75	0.60	0.58
Net investment income[7]	7.26 [8]	4.38	4.22	4.03	3.24	3.34
Portfolio turnover rate	14%	23%	25%	35%	34%	25%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2026 (unaudited).
[3]
Effective after the market close on October 24, 2025, the Fund’s predecessor mutual fund, Putnam Tax-Free High
Yield Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial Statements for
additional information about the Reorganization.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the
Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to
October 24, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

[6]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]
Ratio includes the impact of expense reductions. In the absence of these expense reductions, the gross and net expense ratios and the net investment income ratio would have been 1.24%, 1.22% and 7.27%, respectively, for the period ended January 31, 2026, and would not have changed for the years ended July 31, 2025, 2024, 2023,
2022 and 2021.

[8]	Annualized.
[9]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[10]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Municipal High Yield ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund adopted the performance of the Putnam Tax-Free High Yield Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on October 24, 2025. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 24, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares.

Prior to the Fund’s listing on October 27, 2025, the net asset value (“NAV”) performance of Class R6 of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks high current income exempt from federal income tax.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$492,257,571	—	$492,257,571
Municipal Bonds Deposited in Tender Option Bond Trusts	—	57,782,393	—	57,782,393
Warrants	—	—	$0 *	0*
Total Long-Term Investments	—	550,039,964	0 *	550,039,964

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$25,375,862	—	—	$25,375,862
Total Investments	$25,375,862	$550,039,964	$0 *	$575,415,826
Other Financial Instruments:
Futures Contracts††	$722,147	—	—	$722,147
Total	$26,098,009	$550,039,964	$0 *	$576,137,973

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended January 31, 2026, the average daily amount of floating rate notes outstanding was $30,054,348 and weighted average interest rate was 4.24%.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of January 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Insurance. The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that tend to be of very high quality with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid monthly, and distributions of net realized gains, if any, are declared at least annually. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to shareholders. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
For the period August 1, 2025 through October 24, 2025, the predecessor mutual fund declared distributions from net investment income daily and paid monthly to shareholders of record. Distributions of net realized capital gains, if any, were declared at least annually.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
(k) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.
Effective after the market close on October 24, 2025, the Fund pays its investment manager an annual all-inclusive management fee of 0.35% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Advisers from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Advisers were to engage the services of FTIML, Advisers (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the Fund assets managed by FTIML.
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
For the period August 1, 2025 through October 24, 2025, the predecessor mutual fund paid Advisers a management fee (based on the predecessor mutual fund’s average net assets and computed daily and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
Average Daily Net Assets
First $5 billion
Next $5 billion
Next $10 billion
Next $10 billion
Next $50 billion
Next $50 billion
Next $100 billion
Over $230 billion
Annual Rate
0.630%
0.580%
0.530%
0.480%
0.430%
0.410%
0.400%
0.395%

For the six months ended January 31, 2026, the annualized gross effective investment management fee rate was 0.58% of the Fund’s average daily net assets.
For the period August 1, 2025 through October 24, 2025, Advisers had contractually agreed, through September 30, 2026, to waive fees and/or reimburse the predecessor mutual fund’s expenses to the extent necessary to limit the cumulative expenses of the predecessor mutual fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the predecessor mutual fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the predecessor mutual fund’s average net assets over such fiscal year-to-date period.
The predecessor mutual fund had entered into an arrangement with Putnam Investor Services, Inc. whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the predecessor mutual fund’s transfer agent fees. During the period August 1, 2025 through October 24, 2025, the fees were reduced as noted in the Statement of Operations.
During the six months ended January 31, 2026, fees waived and/or expenses reimbursed amounted to $6,994, all of which was an affiliated money market fund waiver.

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Effective July 21, 2025, any front-end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares were waived. For the period August 1, 2025 through October 24, 2025, Franklin Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Class C Shares
Sales charges	—
CDSCs	$23
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended January 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$77,561,808
Sales	219,788,664
At January 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$547,484,168	$14,179,068	$(24,737,410)	$(10,558,342)
Futures contracts	—	722,147	—	722,147
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2026.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$722,147

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(484,190)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$953,517
During the six months ended January 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$1,885,688
Futures contracts (to sell)	22,935,161

*	Based on the average of the market values at each month-end during the period.
†	At January 31, 2026, there were no open positions held in this derivative.
5. Fund share transactions
At January 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

	Six Months Ended January 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A Shares[1]
Shares sold	161,418	$1,822,906	3,940,204 [2]	$45,887,810 [2]
Shares issued on reinvestment	338,620	3,837,849	1,437,990	16,547,346
Shares repurchased	(39,507,227)	(456,622,855)	(7,845,626)	(90,385,834)
Net decrease	(39,007,189)	$(450,962,100)	(2,467,432)	$(27,950,678)
Class B Shares[3]
Shares sold	—	—	—	—
Shares issued on reinvestment	—	—	22	$257
Shares repurchased	—	—	(13,068)	(155,048)
Net decrease	—	—	(13,046)	$(154,791)
Class C Shares[1]
Shares sold	3,685	$42,112	142,703	$1,658,500
Shares issued on reinvestment	6,382	72,508	27,468	317,033
Shares repurchased	(820,168)	(9,508,153)	(338,510)[2]	(3,932,567)[2]
Net decrease	(810,101)	$(9,393,533)	(168,339)	$(1,957,034)
Total Fund (Previously R6 Shares)[4]
Shares sold	49,576,372	$577,463,874	94,648	$1,091,976
Shares issued on reinvestment	3,497	39,962	11,070	127,800
Shares repurchased	(3,272,920)	(38,045,158)	(70,328)	(805,993)
Net increase	46,306,949	$539,458,678	35,390	$413,783
Class Y Shares[1]
Shares sold	474,768	$5,346,235	5,443,893	$62,445,138
Shares issued on reinvestment	158,994	1,808,551	663,271	7,658,911
Shares repurchased	(17,177,195)	(198,855,789)	(5,448,280)	(62,644,142)
Net increase (decrease)	(16,543,433)	$(191,701,003)	658,884	$7,459,907
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

[1]
Shares of the class of the predecessor mutual fund was converted into Class R6 Shares as a part of the
Reorganization. Such conversion of shares into Class R6 Shares is included under “Shares repurchased”.

[2]	May include a portion of Class C Shares that were automatically converted to Class A Shares.
[3]	Effective September 5, 2024, the Fund has terminated its Class B Shares.
[4]
Effective after the market close on October 24, 2025, the predecessor mutual fund, reorganized into this Fund (the
“Reorganization”). The predecessor mutual fund’s Class R6 Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Class R6 Shares. Shares of the other classes of the predecessor mutual fund were converted into Class R6 Shares as a part of the Reorganization. Such conversion of the other classes of shares into Class R6 Shares is included under “Shares sold”.

6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended January 31, 2026. The following transactions were effected in such company for the six months ended January 31, 2026.

	Affiliate Value at July 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	—	$76,369,075	76,369,075	$50,993,213	50,993,213

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$79,485	—	$25,375,862
7. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, was a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. The Global Credit facility was terminated on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the

Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2026.
8. Capital loss carryforward
For tax purposes, capital losses of the predecessor mutual fund may be carried over to offset future capital gains, if any. As of July 31, 2025, the Fund had capital loss carryforward remaining, which have no expiration date, of $31,854,847, that will be available to offset future taxable capital gains.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Franklin Municipal High Yield ETF 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

Franklin Municipal High Yield ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
Consideration of your fund’s initial management and sub-advisory contracts
At their meeting on May 16, 2025 (the “Meeting”), the Board of Trustees (“Board” or the “Trustees”) of your fund (which is a New ETF, as defined below), including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “Putnam Funds”) (the “Independent Trustees”), approved the initial management contract with Franklin Advisers, Inc. (the “Advisor”), an initial sub-advisory contract between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and an initial sub-advisory contract between the Advisor and Putnam Investment Management, LLC  (“Putnam Management” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
At the Meeting and in connection with the approval of the Management Contracts, the Trustees approved the creation of ten new exchange-traded funds, including your fund (the “New ETFs” and each, a “New ETF”), and the acquisition of assets and assumption of liabilities of ten Putnam mutual funds (the “Converted Funds” and each, a “Converted
Fund”) by the corresponding New ETF in the chart below (each, a “Merger”).
Converted Funds	New ETFs
Putnam California Tax Exempt Income Fund	Franklin California Municipal Income ETF
Putnam Massachusetts Tax Exempt Income Fund	Franklin Massachusetts Municipal Income ETF
Putnam Minnesota Tax Exempt Income Fund	Franklin Minnesota Municipal Income ETF
Putnam New Jersey Tax Exempt Income Fund	Franklin New Jersey Municipal Income ETF
Putnam New York Tax Exempt Income Fund	Franklin New York Municipal Income ETF
Putnam Ohio Tax Exempt Income Fund	Franklin Ohio Municipal Income ETF
Putnam Pennsylvania Tax Exempt Income Fund	Franklin Pennsylvania Municipal Income ETF
Putnam Short-Term Municipal Income Fund	Franklin Short-Term Municipal Income ETF
Putnam Tax Exempt Income Fund	Franklin Municipal Income ETF
Putnam Tax-Free High Yield Fund	Franklin Municipal High Yield ETF
General conclusions
The Board oversees the management of the Putnam Funds and, as required by law, determines whether to approve the Putnam Funds’ management contracts, including with respect to your New ETF’s initial management contract with the Advisor and the initial sub-advisory contracts with respect to your New ETF between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services to be provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its
Franklin Municipal High Yield ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Contract Committee, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its initial contract review. The Contract Committee consists solely of Independent Trustees.
The Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)(6) under the 1940 Act, assisted the Board and the Contract Committee as part of the initial contract review process. As part of this process, the Board and the Contract Committee considered, where applicable, information provided by the Advisor as part of the annual contract review process for the other Putnam Funds, including the Converted Funds. The Contract Committee met with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided regarding the New ETFs. The Contract Committee recommended, and the Independent Trustees approved, your New ETF’s Management Contracts.
Before approving the Management Contracts, the Board took into account a number of factors, including:
•  That its merger would differentiate your New ETF from other, larger municipal bond mutual fund offerings in the Franklin Templeton fund complex and that there would be greater potential to grow assets (and avoid potential asset loss, which would increase shareholder expenses) by offering the current municipal mutual fund strategies as exchange-traded funds in categories where there is no affiliated offering (and more limited current external competition);
•  That your New ETF would be subject to a unitary management fee structure, whereby the Advisor would bear substantially all operating expenses of the New ETF, and that your New ETF would have a lower management fee and lower total expense ratio than the Converted Fund;
•  That your New ETF would have the same investment goal, investment strategies, policies, and restrictions as those of the Converted Fund and would be managed by the same portfolio management team;
•  That the fee schedule to be in effect for your New ETF would represent reasonable compensation in light of the nature and quality of the services to be provided to the fund, the fees to be paid by competitive funds, and the costs to be incurred by the Advisor in providing services to the fund;
•  That the fee schedule to be in effect for your New ETF would represent an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the New ETF at expected asset levels;
•  That the New ETFs would benefit from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary

Franklin Municipal High Yield ETF

relationships, which may provide additional opportunities for the New ETFs to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
•  The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules to be in effect for each New ETF. The Trustees also reviewed the anticipated total expenses of each New ETF, recognizing that the New ETFs have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.
Under its Management Contract, your New ETF pays a management fee at a fixed rate of 35 basis points to the Advisor. The Advisor is obligated to pay, out of the management fee, all of the New ETF’s organizational and other operating expenses with limited exceptions, which include fees, if any, payable under the New ETF’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by management from an unaffiliated third-party database containing comparable funds. This comparative information included your New ETF’s anticipated total expenses in comparison to the median total expenses (excluding any applicable 12b-1 fees) of this peer group, which provides a general indication of your New ETF’s relative standing. The peer group for your New ETF was comprised of actively managed exchange-traded funds, which included your New ETF and 12 other High Yield Municipal Debt Funds. The Trustees noted that the anticipated total expenses (excluding any applicable 12b-1 fees) for your New ETF were less than the median of its custom peer group.
As the Advisor could not report any financial results from its relationship with the New ETFs because the New ETFs had not commenced investment operations, the Board could not evaluate the Advisor’s profitability with respect to the New ETFs. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the New ETFs, including the fee schedule for your New ETF, represented reasonable compensation for the services to be provided and were expected to represent an appropriate sharing between fund
Franklin Municipal High Yield ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
shareholders and the Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their initial contract review for the New ETFs included information regarding services provided and fees charged by the Advisor and certain affiliates to certain of their other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
In light of the fact that the New ETF had not yet commenced operations, the Trustees reviewed the historical investment performance of the Converted Fund. The Trustees noted that, following each Merger, each New ETF would be the accounting survivor of, and assume the historical performance of, its corresponding Converted Fund. The Trustees also noted that the New ETF will be able to maintain the Converted Fund’s performance track record, which will assist in marketing and distribution efforts.
For purposes of the Trustees’ evaluation of the Converted Funds’ investment performance, the Trustees generally focused on a competitive industry ranking of each Converted Fund’s total net return over a one-year, three-year and five-year period. In the case of your New ETF’s corresponding Converted Fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper High Yield Municipal Debt Funds) for the one-year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-
performing funds and the fourth quartile the worst-performing funds):
One-year period	Three-year period	Five-year period
2nd	1st	2nd
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 184, 178 and 172 funds, respectively, in your New ETF’s corresponding Converted Fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that each Converted Fund and its corresponding New ETF would have identical investment goals and seek those goals by employing identical investment strategies. The Trustees considered that each Converted Fund and its corresponding New ETF would have the same investment manager, noting the Advisor’s representation that it would be able to manage the Converted Funds’ investment strategies equally effectively in an ETF structure. The Trustees also noted that each Converted Fund and its corresponding New ETF have the same portfolio management team, and that the same individuals responsible for the day-to-day portfolio management of each Converted Fund will be responsible for the day-to-day portfolio management of its corresponding New ETF.

Franklin Municipal High Yield ETF

Brokerage and soft-dollar allocations
The Trustees considered various potential benefits that the Advisor may receive in connection with the services to be provided under the management contract with your New ETF. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a New ETF for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the New ETF and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the New ETFs’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your New ETF is not expected to generate a significant amount of soft-dollar credits.
Franklin Municipal High Yield ETF

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Franklin
Municipal High Yield ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
Franklin Municipal High Yield ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Franklin Municipal High Yield ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Municipal High Yield ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

48365-SFSOI 3/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	March 27, 2026